Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income (loss)	$ (503,939)	$ (956,679)	$ (4,728,869)	$ (5,698,198)
Net change in operating assets and liabilities:
Net cash (used for) provided by operating activities	(218,200)	(598,523)	(2,777,621)	(3,959,568)
Cash Flows from Investing Activities:
Proceeds from sales of whole loans	(140,000)	(535,000)	(3,120,000)	(5,381,851)
Purchases of property, equipment and software, net				(19,117)
Net cash provided by (used for) investing activities	342,391	6,083	(1,115,567)	(4,057,025)
Cash Flows from Financing Activities:
Net cash (used for) provided by financing activities		1,250,767	3,730,070	8,068,440
Net Increase (Decrease) in Cash and Cash Equivalents	124,191	658,327	(163,118)	51,847
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	322,441	485,559	485,559	433,712
CASH AND CASH EQUIVALENTS, END OF YEAR	446,632	1,143,886	322,441	485,559	$ 433,712
Supplemental Cash Flow Information:
Cash paid for interest				508,800
LendingClub Corp [Member]
Cash Flows from Operating Activities:
Net income (loss)	(29,844,000)	4,137,000	(145,969,000)	(4,995,000)	(32,894,000)
Adjustments to reconcile net income (loss) to net cash (used for) provided by operating activities:
Net fair value adjustments of loans, loans held for sale, notes and certificates	1,417,000	167,000	2,949,000	(14,000)	122,000
Change in fair value of loan servicing liabilities	(809,000)	(2,078,000)	(4,498,000)	(5,194,000)	3,037,000
Change in fair value of loan servicing assets	4,047,000	(232,000)	5,403,000	3,803,000	(1,647,000)
Stock-based compensation, net	19,498,000	15,021,000	69,244,000	51,222,000	37,150,000
Excess tax benefit from share-based awards		(39,000)	176,000	(738,000)
Goodwill impairment		0	37,050,000
Depreciation and amortization	10,254,000	6,655,000	29,882,000	21,578,000	10,258,000
(Gain) Loss on sales of loans	(5,043,000)	(4,699,000)	(13,175,000)	(4,885,000)	3,569,000
Other, net	352,000	30,000	537,000	(129,000)	198,000
Loss on disposal of property, equipment and software			1,254,000	790,000	553,000
Purchase of loans held for sale	(1,176,154,000)	(1,308,463,000)	(4,742,538,000)	(3,358,611,000)	(1,733,614,000)
Principal payments received on loans held for sale	892,000		4,380,000
Proceeds from sales of whole loans	1,172,161,000	1,308,463,000	4,731,831,000	3,358,611,000	1,730,045,000
Net change in operating assets and liabilities:
Accrued interest receivable	4,655,000	(1,027,000)	(2,218,000)	(13,819,000)	(8,287,000)
Other assets	(6,452,000)	657,000	(10,140,000)	(15,857,000)	13,270,000
Due from related parties	71,000	(242,000)	179,000	(188,000)	(112,000)
Accounts payable	(3,833,000)	(123,000)	5,582,000	(598,000)	2,357,000
Accrued interest payable	(5,152,000)	1,393,000	3,330,000	13,280,000	9,223,000
Accrued expenses and other liabilities	(3,178,000)	(9,679,000)	27,286,000	30,485,000	16,692,000
Net cash (used for) provided by operating activities	(17,118,000)	9,941,000	545,000	74,741,000	49,920,000
Cash Flows from Investing Activities:
Purchases of loans	(524,412,000)	(921,825,000)	(2,732,669,000)	(3,865,565,000)	(2,156,382,000)
Principal payments received on loans	640,006,000	586,159,000	2,393,354,000	1,804,719,000	1,054,357,000
Proceeds from recoveries and sales of charged-off loans	10,889,000	10,191,000	37,277,000	26,256,000	7,960,000
Proceeds from sales of whole loans	2,118,000		26,825,000
Purchases of securities available for sale	(26,430,000)	(3,661,000)	(75,983,000)	(419,173,000)
Proceeds from maturities of securities available for sale	66,817,000	17,374,000	87,158,000	120,420,000
Payments for business acquisition, net of cash acquired					(109,464,000)
Investment in Cirrix Capital		(10,000,000)	(10,000,000)
Net change in restricted cash	28,920,000	(23,752,000)	(97,077,000)	(33,970,000)	(32,974,000)
Purchases of property, equipment and software, net	(7,908,000)	(10,483,000)	(51,842,000)	(39,387,000)	(20,572,000)
Net cash provided by (used for) investing activities	190,000,000	(355,997,000)	(422,957,000)	(2,406,700,000)	(1,257,075,000)
Cash Flows from Financing Activities:
Change in payable to investors	(29,753,000)	(1,245,000)	52,722,000	34,421,000	34,308,000
Proceeds from issuances of notes and certificates	523,305,000	901,258,000	2,681,109,000	3,861,995,000	2,156,019,000
Proceeds from secured borrowings		15,113,000	22,274,000
Repayments of secured borrowings			(22,274,000)
Principal payments and retirements of notes and certificates	(641,103,000)	(583,982,000)	(2,381,372,000)	(1,800,859,000)	(1,049,982,000)
Payments on notes and certificates from recoveries/sales of related charged-off loans	(10,790,000)	(10,177,000)	(36,785,000)	(26,143,000)	(7,929,000)
Proceeds from term loan, net of debt discount					49,813,000
Payment for debt issuance costs				(1,296,000)	(1,218,000)
Principal payment on term loan					(50,000,000)
Repurchase of common stock		(19,485,000)	(19,485,000)
Proceeds from initial public offering, net of offering costs					827,680,000
Proceeds from issuance of Series F convertible preferred stock, net of issuance costs					64,803,000
Proceeds from exercise of warrants			17,000	3,000	512,000
Proceeds from stock option exercises and other	4,308,000	4,846,000	13,209,000	11,670,000	3,564,000
Excess tax benefit from share-based awards		39,000	(176,000)	738,000
Proceeds from issuance of common stock for ESPP			5,244,000	5,091,000
Other financing activities				90,000
Net cash (used for) provided by financing activities	(154,033,000)	306,367,000	314,483,000	2,085,710,000	2,027,636,000
Net Increase (Decrease) in Cash and Cash Equivalents	18,849,000	(39,689,000)	(107,929,000)	(246,249,000)	820,481,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	515,602,000	623,531,000	623,531,000	869,780,000	49,299,000
CASH AND CASH EQUIVALENTS, END OF YEAR	534,451,000	583,842,000	515,602,000	623,531,000	869,780,000
Supplemental Cash Flow Information:
Cash paid for interest	163,692,000	175,224,000	684,775,000	536,448,000	345,919,000
Non-cash investing activity:
Accruals for property, equipment and software	$ 905,000	$ 4,286,000	1,089,000	2,975,000	832,000
Transfer of whole loans to redeem certificates			3,862,000
Issuance of Series F convertible preferred stock					2,762,000
Conversion of preferred stock to common stock					180,051,000
Accrual of prepaid offering costs					2,688,000
LendingClub Corp [Member] | Series A & B Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from exercise of warrants					$ 66,000